EVENTS AFTER THE REPOTING PERIOD (Narrative) (Details) - ILS (₪) ₪ in Thousands	Jan. 27, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
IfrsStatementLineItems [Line Items]
Addition cash and cash equivalents		₪ 121,860	₪ 134,287	₪ 113,062	₪ 129,577
Tel Aviv Stock Exchange and other world exchanges [Member]
IfrsStatementLineItems [Line Items]
Diverse portfolio of securities	₪ 141,543
Addition cash and cash equivalents	121,860
Total investment portfolio	₪ 24,900